Schedule IV - Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Life insurance in force
Gross amount	$ 207,434	$ 188,186	$ 167,355
Ceded to other companies	81,186	86,642	90,011
Assumed from other companies	243,161	259,671	275,008
Net amount	$ 369,409	$ 361,215	$ 352,352
Percentage of amount assumed to net	65.80%	71.90%	78.00%
Premiums and contract charges:
Gross amount	$ 36,978	$ 35,115	$ 34,015
Ceded premium earned	1,306	1,274	1,296
Assumed from other companies	841	837	863
Net amount	$ 36,513	$ 34,678	$ 33,582
Percentage of amount assumed to net	2.30%	2.40%	2.60%
Reinsurance or coinsurance income net of premium ceded	$ 0	$ 0	$ 0
Life insurance
Premiums and contract charges:
Gross amount	994	936	877
Ceded premium earned	266	276	279
Assumed from other companies	754	787	818
Net amount	$ 1,482	$ 1,447	$ 1,416
Percentage of amount assumed to net	50.90%	54.40%	57.80%
Accident and health insurance
Premiums and contract charges:
Gross amount	$ 1,007	$ 958	$ 889
Ceded premium earned	24	27	30
Assumed from other companies	0	0	0
Net amount	$ 983	$ 931	$ 859
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Property and casualty insurance
Premiums and contract charges:
Gross amount	$ 34,977	$ 33,221	$ 32,249
Ceded premium earned	1,016	971	987
Assumed from other companies	87	50	45
Net amount	$ 34,048	$ 32,300	$ 31,307
Percentage of amount assumed to net	0.30%	0.20%	0.10%